FORM D

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

[redacted]

OM
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Est
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05062566

RECEIVED AUG 0 2 2005 190 WASH, D.C. PROCESSING SECTION

FORM D

NOTICE OF SALE OF SECURITIES PURSUANT TO REGULATION D, SECTION 4(6), AND/OR UNIFORM LIMITED OFFERING EXEMPTION

SEC USE ONLY	
Prefix	Serial
DATE RECEIVED	

1335194

Name of Offering (check if this is an amendment and name has changed, and indicate change.)

Fastech Investment Group, LLC: Limited Liability Company Interests

Filing Under (Check box(es) that apply): ☐ Rule 504 ☐ Rule 505 ☒ Rule 506 ☐ Section 4(6) ☐ ULOE

Type of Filing: ☒ New Filing ☐ Amendment

A. BASIC IDENTIFICATION DATA

1. Enter the information requested about the issuer

Name of Issuer (☐ check if this is an amendment and name has changed, and indicate change.)

Fastech Investment Group, LLC

Address of Executive Offices (Number and Street, City, State, Zip Code)	Telephone Number (Including Area Code)
401 Park Way Drive, Broomall, PA 19008	(610) 359-5811
Address of Principal Business Operations (Number and Street, City, State, Zip Code) (if different from Executive Offices) Same as Executive Offices	Telephone Number (Including Area Code) (610) 359-5811

Brief Description of Business: Sales force automation

PROCESSED AUG 05 2005 THOMSON FINANCIAL

Type of Business Organization

☐ corporation ☐ limited partnership, already formed ☒ other (please specify): limited liability company

☐ business trust ☐ limited partnership, to be formed

Actual or Estimated Date of Incorporation or Organization: Month 06 Year 2005 ☒ Actual ☐ Estimated

Jurisdiction of Incorporation or Organization: (Enter two-letter U.S. Postal Service abbreviation for State: CN for Canada; FN for other foreign jurisdiction) DE

GENERAL INSTRUCTIONS

Federal:

Who Must File: All issuers making an offering of securities in reliance on an exemption under Regulation D or Section 4(6), 17 CFR 230.501 et seq. or 15 U.S.C. 77d(6).

When to File: A notice must be filed no later than 15 days after the first sale of securities in the offering. A notice is deemed filed with the U.S. Securities and Exchange Commission (SEC) on the earlier of the date it is received by the SEC at the address given below or, if received at that address after the date on which it is due, on the date it was mailed by United States registered or certified mail to that address.

Where to File: U.S. Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, D.C. 20549.

Copies Required: Five (5) copies of this notice must be filed with the SEC, one of which must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

Information Required: A new filing must contain all information requested. Amendments need only report the name of the issuer and offering, any changes thereto, the information requested in Part C, and any material changes from the information previously supplied in Parts A and B. Part E and the Appendix need not be filed with the SEC.

Filing Fee: There is no federal filing fee.

State:

This notice shall be used to indicate reliance on the Uniform Limited Offering Exemption (ULOE) for sales of securities in those states that have adopted ULOE and that have adopted this form. Issuers relying on ULOE must file a separate notice with the Securities Administrator in each state where sales are to be, or have been made. If a state requires the payment of a fee as a precondition to the claim for the exemption, a fee in the proper amount shall accompany this form. This notice shall be filed in the appropriate states in accordance with state law. The Appendix to the notice constitutes a part of this notice and must be completed.

ATTENTION

Failure to file notice in the appropriate states will not result in a loss of the federal exemption. Conversely, failure to file the appropriate federal notice will not result in a loss of an available state exemption unless such exemption is predicated on the filing of a federal notice.

Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

B. INFORMATION ABOUT OFFERING

1. Has the issuer sold, or does the issuer intend to sell, to non-accredited investors in this offering? Yes ___ No _X_

   Answer also in Appendix, Column 2, if filing under ULOE.

2. What is the minimum investment that will be accepted from any individual? $N/A

3. Does the offering permit joint ownership of a single unit? Yes _X_ No ___

4. Enter the information requested for each person who has been or will be paid or given, directly or indirectly, any commission or similar remuneration for solicitation of purchasers in connection with sales of securities in the offering. If a person to be listed is an associated person or agent of a broker or dealer registered with the SEC and/or with a state or states, list the name of the broker or dealer. If more than five (5) persons to be listed are associated persons of such a broker or dealer, you may set forth the information for that broker or dealer only.

Opus Capital Partners*
2651 N. Harwood, Suite 210
Dallas, TX 75210

States in Which Person Listed Has Solicited or Intends to Solicit Purchasers **PA***

(Check "All States" or check individual States) ☐ All States

*Commissions were paid only with respect to the sale to one Pennsylvania investor.

123037/00101/11448998v1

C. OFFERING PRICE, NUMBER OF INVESTORS, EXPENSES AND USE OF PROCEEDS

1. Enter the aggregate offering price of securities included in this offering and the total amount already sold. Enter "0" if answer is "none" or "zero." If the transaction is an exchange offering, check this box ☐ and indicate in the columns below the amounts of the securities offered for exchange and already exchanged.

Type of Security	Aggregate Offering Price	Amount Already Sold
Debt	$ 0.00	$ 0.00
Equity	$	$ 0.00
☐ Common Stock ☐ Preferred		
Convertible Securities (including warrants):	$ 0.00	$
Partnership Interests	$ 0.00	$ 0.00
Other - limited liability company interests	$ 700,000.00	$ 700,000.00
Total	$ 700,000.00	$ 700,000.00

Answer also in Appendix, Column 3, if filing under ULOE.

2. Enter the number of accredited and non-accredited investors who have purchased securities in this offering and the aggregate dollar amounts of their purchases. For offerings under Rule 504, indicate the number of persons who have purchased securities and the aggregate dollar amount of their purchases on the total lines. Enter "0" if answer is "none" or "zero."

	Number Investors	Aggregate Dollar Amount of Purchases
Accredited Investors	4	$ 700,000.00
Non-accredited Investors	0	$ 0.00
Total (for filings under Rule 504 only)		$

Answer also in Appendix, Column 4, if filing under ULOE.

3. If this filing is for an offering under Rule 504 or 505, enter the information requested for all securities sold by the issuer, to date, in offerings of the types indicated, in the twelve (12) months prior to the first sale of securities in this offering. Classify securities by type listed in Part C – Question 1.

Not Applicable

Type of Offering	Type of Security	Dollar Amount Sold
Rule 505		$
Regulation A		$
Rule 504		$
Total		$

4. a. Furnish a statement of all expenses in connection with the issuance and distribution of the securities in this offering. Exclude amounts relating solely to organization expenses of the issuer. The information may be given as subject to future contingencies. If the amount of an expenditure is not known, furnish an estimate and check the box to the left of the estimate.

Transfer Agent's Fees	☐	$ 0.00
Printing and Engraving Costs	☐	$ 0.00
Legal Fees	☒	$ 35,000.00
Accounting Fees	☐	$ 0.00
Engineering Fees	☐	$ 0.00
Sales Commissions (specify finders' fees separately)	☒	$ 10,000.00*
Other Expense (Identify)	☐	$ 0.00
Total	☒	$ 45,000.00

*Commissions were paid only with respect to the sale to one Pennsylvania investor.

123037/00101/11448998v1

E. STATE SIGNATURE

1. Is any party described in 17 CFR 230.262 presently subject to any of the disqualification provisions of such rule?... No

   See Appendix, Column 5, for state response.

2. The undersigned issuer hereby undertakes to furnish to any state administrator of any state in which this notice is filed, a notice on Form D (17 CFR 239.500) at such times as required by state law.

3. The undersigned issuer hereby undertakes to furnish to the state administrators, upon written request, information furnished by the issuer to offerees.

4. The undersigned issuer represents that the issuer is familiar with the conditions that must be satisfied to be entitled to the Uniform limited Offering Exemption (ULOE) of the state in which this notice is filed and understands that the issuer claiming the availability of this exemption has the burden of establishing that these conditions have been satisfied.

The issuer has read this notification and knows the contents to be true and has duly caused this notice to be signed on its behalf by the undersigned duly authorized person.

Issuer (Print or Type)	Signature	Date
Fastech Investment Group, LLC	[signature]	July 28 2005
Name of Signer (Print or Type)	**Title of Signer (Print or Type)**	
Richard M. Hirsh	Chief Executive Officer	

Instruction:
Print the name and title of the signing representative under his signature for the state portion of this form. One copy of every notice on Form D must be manually signed. Any copies not manually signed must be photocopies of the manually signed copy or bear typed or printed signatures.

Appendix

1	2 Intend to sell to non-accredited investors in State ({Part B – Item 1)		3 Type of security and aggregate offering price offered in state (Part C – Item 1)	4 Type of investor and amount purchased in state (Part C – Item 2)				5 Disqualification under state ULOE (if yes, attach explanation of waiver granted) (Part E – Item 1)	
State	Yes	No	**$700,000 of limited liability company interests**	Number of Accredited investors	Amount	Number of Non-accredited Investors	Amount	Yes	No
AL									
AK									
AZ									
AR									
CA		x	same	2	$400,000.00	0	0		x
CO									
CT									
DE									
DC									
FL									
GA									
HI									
ID									
IL									
IN									
IA									
KS									
KY									
LA									
ME									
MD									
MA									
MI									
MN									
MS									
MO									
MT									
NE									
NV									

1	2 Intend to sell to non-accredited investors in State ({Part B – Item 1)		3 Type of security and aggregate offering price offered in state (Part C – Item 1)	4 Type of investor and amount purchased in state (Part C – Item 2)				5 Disqualification under state ULOE (if yes, attach explanation of waiver granted) (Part E – Item 1)	
State	Yes	No	**$700,000 of limited liability company interests**	Number of Accredited investors	Amount	Number of Non-accredited Investors	Amount	Yes	No
NH									
NJ									
NM									
NY									
NC									
ND									
OH									
OK									
OR									
PA		x	same	2	$300,000.00	0	0		x
RI									
SC									
SD									
TN									
TX									
UT									
VT									
VA									
WA									
WV									
WI									
WY									
PR									

TO THE COMMISSIONER OF CORPORATIONS OF
THE STATE OF CALIFORNIA

CONSENT TO SERVICE OF PROCESS

KNOW ALL MEN BY THESE PRESENTS:

That the undersigned, [Fastech Investment Group, LLC (a corporation, partnership or limited liability company organized under the laws of the State of Delaware),

OR

______________________________ (an individual),

OR

______________________________ (other entity),]

hereby irrevocably appoints the Commissioner of Corporations of the State of California, or the Commissioner's successor in office, to be the undersigned's attorney to receive service of any lawful process in any noncriminal suit, action or proceeding against the undersigned, or the undersigned's successor, executor, or administrator which arises under the Corporate Securities Law of 1968 or any rule or order thereunder after this consent has been filed, with the same force and validity as if served personally on the undersigned.

For the purpose of compliance with the Corporate Securities Law of 1968 of the State of California, notice of the service and a copy of the process should be sent by registered or certified mail to the undersigned at the following address:

Richard M. Hirsh, CEO, Fastech Investment Group, LLC, 401 Parkway Drive, Broomall, PA 19008

(Name and Address)

____

Dated: July 28, 2005.

Fastech Investment Group, LLC
[Insert name of corporation, partnership, limited liability company or other entity]

By [signature]

Title Richard M. Hirsh, CEO

OR

[Insert name of individual]

____

State of ~~California~~ PA)
County of Philadelphia)

260.165 (Rev. 2/05)

On July 28 2005 before me, IVY M. SHAPIRO,
(Name of Notary)

personally appeared Richard M. Hirsh (personally
(Here, insert Name and Title of the Officer)

known to me OR proved to me on the basis of satisfactory evidence) to be the person(s) whose name(s) is/are subscribed to the within instrument and acknowledged to me that he/she/they executed the same in his/her/their authorized capacity(ies), and that by his/her/their signature(s) on the instrument the person(s), or the entity upon behalf of which the person(s) acted, executed the instrument.

WITNESS my hand and official seal.

Signature Ivy M. Shapiro (Seal)

Any certificate of acknowledgement taken in another state shall be sufficient in the State of California if it is taken in accordance with the laws of the place where the acknowledgment is made.

COMMONWEALTH OF PENNSYLVANIA
NOTARIAL SEAL
IVY M. SHAPIRO, Notary Public
City of Philadelphia, Phila. County
My Commission Expires October 22, 2005